Fair value measurements - financial assets and liabilities not measured at fair value on a recurring basis (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [Member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	€ 14,528	€ 17,971
Financial liabilities, at fair value	14,838	18,723
Asset-backed financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	457	357
Financial liabilities, at fair value	457	357
Notes
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	7,825	9,626
Financial liabilities, at fair value	8,152	10,365
Notes | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	8,145	10,358
Notes | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	7	7
Other debt
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	6,246	7,988
Financial liabilities, at fair value	6,229	8,001
Other debt | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	5,241	6,796
Other debt | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	988	1,205
Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	2,641	3,140
Financial assets, at fair value	2,624	3,125
Dealer financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	1,681	2,295
Financial assets, at fair value	1,682	2,295
Retail financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	601	420
Financial assets, at fair value	584	405
Finance lease
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	3	4
Financial assets, at fair value	3	4
Other receivables from financing activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	356	421
Financial assets, at fair value	€ 355	€ 421